RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statement
Schedule of correction of error in previously issued financial statements

	As Previously
As of December 31, 2020	Restated	Adjustment	As Restated
Total assets	$234,445,409	$—	$234,445,409
Total liabilities	$41,759,934	$—	$41,759,934
Class A ordinary shares subject to possible redemption	187,685,474	44,614,526	232,300,000
Preference shares	—	—	—
Class A ordinary shares	442	(442)	—
Class B ordinary shares	575	—	575
Additional paid-in capital	17,970,408	(17,970,408)	—
Accumulated deficit	(12,971,424)	(26,643,676)	(39,615,100)
Total shareholders’ equity (deficit)	$5,000,001	$(44,614,526)	$(39,614,525)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$234,445,409	$—	$234,445,409

	For the period from August 20, 2020 (inception) through December 31, 2020
	As Previously
	Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	$200,645,178	$(200,645,178)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(12,959,704)	$12,959,704	$—

	Earnings Per Share for Class A ordinary shares
	As Previously
	Reported	Adjustment	As Restated
For the period from August 20, 2020 (inception) through December 31, 2020
Net loss	$(12,971,424)	$—	$(12,971,424)
Weighted average shares outstanding, basic and diluted	23,000,000	(16,947,368)	6,052,632
Basic and diluted loss per share	$—	$(1.15)	$(1.15)

	Earnings Per Share for Class B ordinary shares
	As Previously
	Reported	Adjustment	As Restated
For the period from August 20, 2020 (inception) through December 31, 2020
Net loss	$(12,971,424)	$—	$(12,971,424)
Weighted average shares outstanding, basic	5,194,656	2,712	5,197,368
Basic and diluted loss per share	$(3.80)	$2.65	$(1.15)

	As Previously
As of November 27, 2020	Reported	Adjustment	As Restated
Total assets	$235,022,982	$—	$235,022,982
Total liabilities	$31,106,056	$—	$31,106,056
Class A ordinary shares subject to possible redemption	200,645,178	31,654,822	232,300,000
Preference shares	—	—	—
Class A ordinary shares	313	(313)	—
Class B ordinary shares	575	—	575
Additional paid-in capital	5,010,833	(5,010,833)	—
Accumulated deficit	(1,739,973)	(26,643,676)	(28,383,649)
Total shareholders’ equity (deficit)	$3,271,748	$(31,654,822)	$(28,383,074)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$235,022,982	$—	$235,022,982

	As Previously
As of March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Total assets	$234,164,226	$—	$234,164,226
Total liabilities	$32,769,082	$—	$32,769,082
Class A ordinary shares subject to possible redemption	196,395,143	35,904,857	232,300,000
Preference shares	—	—	—
Class A ordinary shares	355	(355)	—
Class B ordinary shares	575	—	575
Additional paid-in-capital	9,235,826	(9,235,826)	—
Accumulated deficit	(4,236,755)	(26,668,676)	(30,905,431)
Total shareholders’ equity (deficit)	$5,000,001	$(35,904,857)	$(30,304,856)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$234,164,226	$—	$234,164,226

	As Previously
For the three months ended March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$(8,734,582)	$8,734,582	$—

	As Previously
As of June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Total assets	$233,801,679		$233,801,679
Total liabilities	$36,839,721		$36,839,721
Class A ordinary shares subject to possible redemption	196,961,950	40,338,050	232,300,000
Preference shares	—	—	—
Class A ordinary shares	399	(399)	—
Class B ordinary shares	575	—	575
Additional paid-in-capital	13,668,974	(13,668,974)	—
Accumulated deficit	(8,669,940)	(26,668,677)	(35,338,617)
Total shareholders’ equity (deficit)	$5,000,008	$(40,338,050)	$(35,338,042)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$233,801,679	$—	$233,801,679

	As Previously
For the six months ended June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$4,276,476	$(4,276,476)	$—

	As Previously
Earnings Per Share for Class A ordinary shares	Reported	Adjustment	As Restated
For the three months ended March 31, 2021 (unaudited)
Net income	$8,734,669	$—	$8,734,669
Weighted average shares outstanding - basic and diluted	23,000,000	—	232,300,000
Basic and diluted earnings per share	$—	$0.30	$0.300
For the three months ended June 30, 2021 (unaudited)
Net loss	$(4,433,185)	$—	$(4,433,185)
Weighted average shares outstanding - basic and diluted	23,000,000	—	23,000,000
Basic and diluted earnings per share	$—	$(0.15)	$(0.15)
For the six months ended June 30, 2021 (unaudited)
Net income	$4,301,484	$—	$4,301,484
Weighted average shares outstanding - basic and diluted	23,000,000	—	23,000,000
Basic and diluted earnings per share	$—	$0.15	$0.15

	As Previously
Earnings Per Share for Class B ordinary shares	Reported	Adjustment	As Restated
For the three months ended March 31, 2021 (unaudited)
Net income	$8,734,669	$—	$8,734,669
Weighted average shares outstanding - basic and diluted	5,750,000	—	5,750,000
Basic and diluted earnings per share	$1.52	$(1.22)	$0.30
For the three months ended June 30, 2021 (unaudited)
Net loss	$(4,433,185)	$—	$(4,433,185)
Weighted average shares outstanding - basic and diluted	5,750,000	—	5,750,000
Basic and diluted earnings per share	$(0.77)	$0.62	$(0.15)
For the six months ended June 30, 2021 (unaudited)
Net income	$4,301,484	$—	$4,301,484
Weighted average shares outstanding - basic and diluted	5,750,000	—	5,750,000
Basic and diluted earnings per share	$0.75	$(0.60)	$0.15

Schedule of reconciliation of Class A ordinary share subject to possible redemption reflected on the balance sheet

Gross proceeds	$230,000,000
Less:
Fair value of Public Warrants at issuance	(12,650,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(11,781,101)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	26,668,101
Class A ordinary shares subject to possible redemption	$232,300,000